UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2006

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	November 7, 2006


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total:	456,309



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
BED BATH & BEYOND, INC.		COM   075896100	    18613    486485 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     46463       485 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      8954      2821 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     23040   1059801 SH         SOLE          SOLE
BROWN & BROWN, INC.		COM   115236101	    15019    491475 SH         SOLE          SOLE
CDW CORPORATION			COM   12512N105     17183    278575 SH         SOLE          SOLE
CABELA'S INC.			COM   126804301	     3042    140000 SH         SOLE          SOLE
CARMAX, INC.		        COM   143130102     40276    965630 SH         SOLE          SOLE
COACHMEN INDUSTRIES, INC.       COM   189873102      2465    228000 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      4801    107463 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     32807    891261 SH         SOLE          SOLE
COSTCO WHOLESALE                COM   22160K105     28529    574247 SH         SOLE          SOLE
DELL, INC.	                COM   24702R101     16785    734915 SH         SOLE          SOLE
EXACT SCIENCES		        COM   30063P105       726    357800 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103       385     10900 SH         SOLE          SOLE
GLOBAL IMAGING SYSTEMS, INC.    COM   37934A100      1977     89568 SH         SOLE          SOLE
HOME DEPOT, INC.                COM   437076102     17392    479512 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     17429    873651 SH         SOLE          SOLE
INTL SPEEDWAY CORP - CL A       COM   460335201       446      8950 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     24927    380152 SH         SOLE          SOLE
LANDSTAR SYSTEM, INC.           COM   515098101      4782    112000 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     38043     92639 SH         SOLE          SOLE
NETFLIX, INC.	                COM   64110L106      1595     70000 SH         SOLE          SOLE
1-800 CONTACTS INC.             COM   681977104      2856    190528 SH         SOLE          SOLE
PACCAR, INC.                    COM   693718108     19938    349660 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       635     12500 SH         SOLE          SOLE
RADIO ONE, INC. - CL D          COM   75040P405       313     50000 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       433      6300 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105      9947    185550 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      3288    166069 SH         SOLE          SOLE
ST. JOE COMPANY                 COM   790148100       421      7667 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     28302    590485 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       841     25000 SH         SOLE          SOLE
STRAYER EDUCATION, INC.		COM   863236105	    18831    174025 SH	       SOLE	     SOLE
TEMPUR-PEDIC INTERNATIONAL      COM   88023U101      4825    281000 SH         SOLE          SOLE
                                                   456309